Background	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background

Note 1

Background:

FC Global Realty Incorporated (and its subsidiaries) (the “Company”), re-incorporated in Nevada on December 30, 2010, originally formed in Delaware in 1980, is, since earlier in 2017, a real estate development and asset management company concentrated primarily on investments in high quality income producing assets, hotel and resort developments, residential developments and other opportunistic commercial properties.

Until the recent sale of the Company’s last significant business unit (its consumer products division which was sold to ICTV Brands, Inc. on January 23, 2017), the Company was a Global Skin Health company providing integrated disease management and aesthetic solutions to dermatologists, professional aestheticians and consumers. The Company provided proprietary products and services that addressed skin diseases and conditions including psoriasis, acne, actinic keratosis (a precursor to certain types of skin cancer), photo damage and unwanted hair.

On March 31, 2017, the Company entered into an Interest Contribution Agreement with First Capital Real Estate Operating Partnership, L.P. (the “Contributor”), First Capital Real Estate Trust Incorporated (the “Contributor Parent”), and FC Global Realty Operating Partnership, LLC, the Company’s wholly-owned subsidiary (the “Acquiror”). The parties entered into amendments to the Interest Contribution Agreement on August 3, 2017, October 11, 2017 and December 22, 2017. Pursuant to the Interest Contribution Agreement, as amended (collectively, the “Contribution Agreement”), the Contributor contributed certain real estate assets to the Acquiror. In exchange, the Contributor received shares of the Company’s common stock and newly designated Series A Convertible Preferred Stock. This transaction closed on May 17, 2017. As a result of the Contribution Agreement, the Company has primarily become a real estate asset management and development company for the purpose of investing in a diversified portfolio of quality commercial and residential real estate properties and other real estate investments located in the United States.

Stock Delisting from Nasdaq and Transfer to OTC

On February 23, 2018 and March 13, 2018, the Company had received two delisting notices from Nasdaq this year, the first concerning the Company’s failure to comply with the $1.00 minimum bid price under Nasdaq Marketplace Rule 5550(a)(2), and the second with regard to the Company’s stockholder equity, which had fallen below the minimum $2.5 million required to be maintained under Nasdaq Marketplace Rule 5550(b)(1).

On June 18, 2018, the Company received a delisting determination letter from The Nasdaq Stock Market’s Listing Qualifications Department (“Nasdaq”) relating to the Company’s Common Stock. In that letter, Nasdaq stated that the Company is not in compliance with Nasdaq’s Listing Rules 5635(b), 5635(c), 5635(d)(1) and 5635(d)(2) with regard to shareholder approval of certain transactions involving the sale of shares of Series B Preferred Stock to Opportunity Fund I-SS, LLC (“OFI”), the conversion of certain promissory notes held by affiliates of the Company and related transactions entered into with such affiliates, the acquisition of common stock and Series A Preferred Stock by OFI from First Capital Real Estate Operating Partnership, L.P. and the timing of these transactions and contingencies between them.

As a result of the violations of the shareholder equity and shareholder approval rules, Nasdaq has determined to delist the Company’s securities. While the Company has a right of appeal with regard to this most recent notice, the Company’s Board of Directors, after evaluating the matter, has determined that it is in the Company’s best interests to remove its securities from trading on Nasdaq while it addresses these issues, and has therefore waived its right of appeal.

The Company’s common stock ceased to trade on the Nasdaq Capital Market prior to the opening of business on June 20, 2018, and moved on that date to trading and quotation on the Pink Current Information tier operated by the OTC Markets Group Inc. The Company’s trading symbol remains FCRE. Trading and quotation information is available at www.otcmarkets.com. The Company intends to apply for its common stock to be quoted and traded on the OTCQB Market.

The Company plans to continue to maintain an independent Board of Directors with an independent Audit Committee and provide annual financial statements audited by a registered Public Company Accounting Oversight Board auditor and unaudited interim financial reports, prepared in accordance with US GAAP. In addition, the Company’s Board of Directors will continue to evaluate options to maximize the value of the Company’s assets, including opportunities to invest in or acquire one or more operating businesses that provide opportunities for appreciation in value.

Liquidity and Going Concern

As of June 30, 2018, the Company had an accumulated deficit of $137 million and the Company incurred an operating loss for the six months ended June 30, 2018 of approximately $2 million. Subsequent to the sale of the Company’s last significant business unit, the consumer products division as described above, and to date, the Company has dedicated most of its financial resources to general and administrative expenses associated with its ongoing business of real estate development and asset management.

As of June 30, 2018, the Company’s cash and cash equivalents amounted to $892. While the Company is a party to a Securities Purchase Agreement (the “OFI Purchase Agreement”) with OFI, and has raised certain funds under that agreement in both 2017 and in 2018 through the date of the financial statements (see also Note 5), OFI has no obligation to continue to invest in the Company, and there are restrictions placed by OFI on the use of these funds. The Company has historically financed its activities with cash from operations, the private placement of equity and debt securities, borrowings under lines of credit and, in the most recent periods with sales of certain assets and business units. The Company will be required to obtain additional liquidity resources in order to support its ongoing operations.

At this time, there is no guarantee that the Company will be able to obtain an adequate level of financial resources required for the short and long-term support of its operations or that the Company will be able to obtain additional financing as needed, or meet the conditions of such financing, or that the costs of such financing may not be prohibitive. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability of assets and classification of liabilities that may result from the outcome of this uncertainty.

Resignation of Officers and Director

Effective June 16, 2018, Vineet P. Bedi resigned his position as Chief Executive Officer and President of the Company, as well as President of the Company’s subsidiaries.

Also effective June 16, 2018, Matthew Stolzar resigned his position as Chief Financial Officer and Chief Investment Officer of the Company and of the Company’s subsidiaries.

Effective June 18, 2018, Robert Froehlich resigned as Chairman and a member of the Company’s Board of Directors as well as from his membership in the Board’s Audit, Compensation and Nominations and Corporate Governance Committees.

Appointment of Officers

On June 20, 2018, the Company’s Board of Directors appointed Michael R. Stewart to fill the positions of both Chief Executive Officer and Chief Financial Officer of the Company.

Appointment of Directors

Effective June 18, 2018, Kristen E. Pigman was appointed by the Board. Effective June 20, 2018, Michael E. Singer was appointed by the Board. Effective August 15, 2018, Michael Singer resigned from his position (see also Note 7).

Note 1

Background:

FC Global Realty Incorporated (formerly PhotoMedex Inc.) (and its subsidiaries) (the “Company” or “FCRE”), re-incorporated in Nevada on December 30, 2010, originally formed in Delaware in 1980, is, since earlier in 2017, a real estate development and asset management company concentrated primarily on investments in high quality income producing assets, hotel and resort developments, residential developments and other opportunistic commercial properties.

Under its previous name, PhotoMedex, Inc., the Company was, until the recent sale of the Company’s last significant business unit (its consumer products division which was sold to ICTV Brands, Inc. on January 23, 2017), as described below and in other sections of this report, a Global Skin Health company providing integrated disease management and aesthetic solutions to dermatologists, professional aestheticians and consumers. The Company provided proprietary products and services that addressed skin diseases and conditions including psoriasis, acne, actinic keratosis (a precursor to certain types of skin cancer), photo damage and unwanted hair.

Starting in August 2014, the Company began to restructure its operations and redirect its efforts in a manner that management expected would result in improved results of operations and address certain defaults in its commercial bank loan covenants. As part of such redirected efforts, management continued its comprehensive efforts to minimize the Company’s operational costs and capital expenditures. During this time the Company has also sold off certain business units and product lines to support this restructuring, and on January 23, 2017, sold the last remaining major product line, its consumer products division.

As a result of the Contribution Agreement (see also Note 5), the Company has primarily become a real estate asset management and development company for the purpose of investing in a diversified portfolio of quality commercial and residential real estate properties and other real estate investments located both throughout the United States.

Resignation and Appointment of Officers and Directors:

Pursuant to the Contribution Agreement and Purchase Agreement (see also Notes 5 and 14, respectively), there were changes to the Company’s named executive officers and its Board of Directors that were made on May 17, 2017 and December 22, 2017.

Expansion of Company’s Board of Directors quorum:

At the Initial Date of the First Contribution under the Contribution Agreement (see also Note 5), the Company’s Board of Directors was expanded, so that the Board of Directors consists of seven persons, of whom (i) three were designated by the Company’s departing board, (ii) three were designated by Contributor Parent; and (iii) one (the “Nonaffiliated Director”) was selected by the other six directors.

In March 2018, two members of the Company’s Board of Directors resigned from their position as directors and Opportunity Fund I-SS, LLC has notified the Company that it exercised its right under the Purchase Agreement (see also Note 14) to appoint two replacement directors to the Company’s Board of Directors (see also Note 17).

Special Meeting of Stockholders

Following the Initial Closing of the First Contribution under the Contribution Agreement (see also Note 5), the Company was required to file a proxy statement and hold a special meeting of its stockholders to authorize and approve the following matters:

■	an increase in the number of authorized shares of common stock, $.01 par value per share, of the Company from 50,000,000 shares to 500,000,000 shares and increase the number of authorized shares of preferred stock, $.01 par value per share, of the Company from 5,000,000 shares to 50,000,000 shares;

■	the issuance to the Contributor or its designee or designees of the Company’s common and/or preferred shares in exchange for the contributed assets, and the issuance of the Warrant and, upon exercise of the Warrant, the underlying shares of the Company’s Common Stock in exchange for the contribution of the optional property interests, if any are made;

■	the amendment and restatement of the Articles of Incorporation of the Company;

■	the approval of the issuance of the Payout Notes and the issuance of the Company’s Common Stock upon conversion thereof; and

■	the election of a new Board of Directors as set forth above in Resignation and Appointment of Officers and Directors in this report.

The Annual Meeting of Shareholders was convened on September 14, 2017, then adjourned and reconvened on October 12, 2017, at which meeting all of the proposals specified in the Company’s Definitive Proxy and further described in that Proxy and in this filing were approved by the stockholders.

Liquidity and Going Concern:

As of December 31, 2017, the Company had an accumulated deficit of $135,022 (As Restated) and the Company incurred a net loss attributable to FC Global Realty Incorporated, for the year ended December 31, 2017 of $19,387 (As Restated). Subsequent to the sale of the Company’s last significant business unit, the consumer products division as described above, and to date, the Company has dedicated most of its financial resources to general and administrative expenses.

As of December 31, 2017, the Company’s cash and cash equivalents amounted to $948. While the Company is a party to a Securities Purchase Agreement with Opportunity Fund I-SS, LLC, and has raised certain funds under that agreement in both 2017 and in 2018 through the date of the financial statements, Opportunity Fund has no obligation to continue to invest in the Company, and there are restrictions placed by Opportunity Fund on the use of these funds. The Company has historically financed its activities with cash from operations, the private placement of equity and debt securities, borrowings under lines of credit and, in the most recent periods with sales of certain assets and business units. The Company will be required to obtain additional liquidity resources in order to support its operations.

At this time, there is no guarantee that the Company will be able to obtain an adequate level of financial resources required for the short and long-term support of its operations or that the Company will be able to obtain additional financing as needed, or meet the conditions of such financing, or that the costs of such financing may not be prohibitive.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability of assets and classification of liabilities that may result from the outcome of this uncertainty.

As discussed in Note 4, on January 23, 2017, the Company sold its consumer products division to ICTV Brands, Inc., for a total selling price of $9.5 million. The Company collected $5 million of that purchase price; the remaining amount of up to $4.5 million was to be payable through a contingent royalty on the sale of consumer products by ICTV Brands. As discussed in further detail below, that royalty arrangement was settled in July 2017 for a payment of $2 million to the Company.

On July 12, 2017 the Company, along with its subsidiaries Radiancy, Inc. (“Radiancy”), Photo Therapeutics Ltd. (“PHMD UK”), and Radiancy (Israel) Limited (“Radiancy Israel” and together with the Company, Radiancy and PHMD UK the “Sellers” and each individually a “Seller”) entered into a Termination and Release Agreement (the “Release”) between the Sellers and ICTV Brands Inc. (“ICTV”) and its subsidiary ICTV Holdings, Inc. (“ICTV Holdings”). The Sellers, ICTV and ICTV Holdings are referred to herein individually as a “Party” and collectively as the “Parties.”

Under the terms of the Release, the Asset Purchase Agreement among the Parties, dated October 4, 2016, as amended by the First Amendment to the Asset Purchase Agreement, dated January 23, 2017 (as so amended, the “Purchase Agreement”), is terminated and of no further force and effect, except for certain surviving rights, obligations and covenants described in the Release. Pursuant to the Release, each of the Sellers, on one hand, and ICTV and ICTV Holdings, on the other hand, fully release, forever discharge and covenant not to sue any other Party, from and with respect to any and all past and present claims arising out of, based upon or relating to the Purchase Agreement (other than the surviving covenants described in the Purchase Agreement) or the transactions contemplated thereby.

Pursuant to the terms of the Release, ICTV was required to pay to the Company, within 3 business days of the date of the Release, $2,000 in cash and in immediately available funds (the “Payment”). Subject to this Payment, neither ICTV nor ICTV Holdings shall have any further royalty or other payment obligations under the Purchase Agreement. The Company received $2,000 on July 13, 2017.

As partial consideration for the releases provided by ICTV Holdings to the Sellers pursuant to the Release and in accordance with the terms therein, on July 12, 2017, the Sellers and ICTV Holdings entered into a Bill of Sale and Assignment (“Bill of Sale”), which provides that each Seller sell, assign, transfer, convey and deliver to ICTV Holdings, and ICTV Holdings purchase and accept from each Seller, all of the right, title and interest, legal or equitable, of each such Seller in and to a deposit in the amount of $210 held by a consumer division vendor, Sigmatron International, Inc. (“Sigmatron”), pursuant to an arrangement between one or more of the Sellers and Sigmatron.

As the total selling price has been adjusted to an amount that was less than the aggregate carrying amount of the assets held for sale, the Company recorded a loss from sale of asset in an amount of $4,652 (net of a gain of $3,228 with respect to accumulative translation adjustment that was reclassified from accumulated other comprehensive income to earnings). This loss is included in discontinued operations for each period.

As discussed in Note 5, on March 31, 2017, the Company entered into a Contribution Agreement with First Capital Real Estate Operating Partnership, L.P., and its parent, First Capital Real Estate Trust Incorporated, under which certain real estate investment properties were to be contributed to the Company in three stages in exchange for the issuance of Company stock. The closing of the First Contribution under this transaction occurred on May 17, 2017, and consideration transferred consisted of shares of common and preferred stock. As of December 31, 2017, neither the Secondary nor the Optional Contribution were made and the Contribution Agreement was terminated at that date.

As discussed in Note 14, on December 22, 2017, the Company entered into a Purchase Agreement with Opportunity Fund I-SS, LLC, a Delaware limited liability company (the “Investor”), pursuant to which the Investor may invest up to $15 million ($1.5 million out of which, net of expenses was received on December 22, 2017) in the Company in a series of closings, in exchange for which the Investor will receive shares of the Company’s newly designated Series B Preferred Stock (“Convertible Redeemable Series B Preferred Stock” or “Series B Shares”) at a purchase price of $1.00 per share.

As discussed in Note 17, on January 24, 2018, the Company and the Investor completed a second closing under the Purchase Agreement, pursuant to which the Investor provided approximately $2,225 to the Company, net of expenses, in exchange for 2,225,000 shares of the Company’s Convertible Redeemable Series B Preferred Stock. While the Company is a party to a Securities Purchase Agreement with Opportunity Fund I-SS, LLC, and has raised certain funds under that Agreement, Opportunity Fund has no obligation to continue to invest in the Company, and there are restrictions placed by Opportunity Fund on the use of these funds.

Restatement of Previously Issued Consolidated Financial Statements

In connection with the preparation of its financial statements for the quarter ended March 31, 2018, the Company determined that the appraisal relied upon, in part, to provide the basis for the agreed upon value of one of the assets acquired, among other assets, on May 17, 2017 pursuant to the Contribution Agreement entered into on March 31, 2017 with First Capital Real Estate Operating Partnership, L.P., and the other parties (see also Note 5) thereto included an error. The estimated value in the appraisal informed, in part, the basis for the agreed upon value in the Contribution Agreement and the consideration applied to account for the acquisition of assets. After learning of the error with the appraisal, the Company ordered a new appraisal, which was obtained on May 7, 2018. The Company determined that the retrospective accounting required to allocate the fair value consideration in the initial contribution agreement would have led to an additional impairment charge of $577 in the fourth quarter of 2017. Due to this error, the Company has restated its audited consolidated financial statements for the years ended December 31, 2017.

The combined impacts of all adjustments to the applicable line items in our audited consolidated financial statements are provided in the tables below.

Consolidated Balance Sheet as of December 31, 2017
	(As Previously Reported)	Adjustments	(Restated)
Investment properties	$2,600	$(545)	$2,055
Total non-current assets	4,745	(545)	4,200
Total assets	6,339	(545)	5,794
Accumulated deficit	(134,445)	(577)	(135,022)
Total stockholders’ deficit attributable to FC Global Realty Incorporated	(3,041)	(577)	(3,618)
Noncontrolling interest	142	32	174
Total stockholders’ deficit	(2,899)	(545)	(3,444)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	6,339	(545)	5,794

Consolidated Statement of Comprehensive Loss for the Year Ended December 31, 2017
	(As Previously Reported)	Adjustments	(Restated)
Impairment of investment in other company	$862	$577	$1,439
Operating loss	(11,679)	(577)	(12,256)
Loss from continuing operations	(16,356)	(577)	(16,933)
Net loss including portion attributable to noncontrolling interest	(18,815)	(577)	(19,392)
Net loss attributable to FC Global Realty Incorporated	(18,807)	(577)	(19,384)

Basic EPS: Continuing operations	$(2.96)	$(0.11)	$(3.07)
Basic and diluted net loss per share	$(3.41)	$(0.11)	$(3.52)
Comprehensive loss	$(15,390)	(577)	$(15,967)

Consolidated Statement of Cash Flows for the ended December 31, 2017
	(As Previously Reported)	Adjustments	(Restated)
Net loss	$(16,966)	$(577)	$(17,543)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company	862	577	1,439
Adjustments related to continuing operations	10,341	577	10,918